Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	€ 5,285	[1],[2],[3]	€ 4,995	[3],[4]	€ 4,895
Movements in financial assets including new business	1,861	[1],[2],[5]	1,778	[3],[4]	1,081
Transfers due to changes in creditworthiness	0	[1],[2]	0	[3]	0
Changes in models	(9)	[1],[2]	(110)	[3],[4]	0
Financial assets that have been derecognized during the period	(1,229)	[1],[2],[5],[6]	(1,197)	[3],[4],[6],[7],[8]	(1,043)
Recovery of written off amounts	157	[1],[2],[5]	93	[3],[4]	71
Foreign exchange and other changes	(267)	[1],[2],[5]	(273)	[3],[4]	(10)
Balance, end of reporting period	5,799	[1],[2],[5]	5,285	[1],[2],[3]	4,995	[3],[4]
Provision for Credit Losses excluding country risk	1,852	[5],[9],[10]	1,668	[9],[11],[12]	1,081
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	447	[1],[2],[3]	533	[3],[4]	440
Movements in financial assets including new business	(150)	[1],[2],[5]	(195)	[3],[4]	(32)
Transfers due to changes in creditworthiness	128	[1],[2],[5]	170	[3],[4]	122
Changes in models	(2)	[1],[2],[5]	(57)	[3],[4]	0
Financial assets that have been derecognized during the period	0	[1],[2],[5],[6]	0	[3],[4],[6],[7],[8]	0
Recovery of written off amounts	0	[1],[2],[5]	0	[3],[4]	0
Foreign exchange and other changes	15	[1],[2],[5]	(3)	[3],[4]	2
Balance, end of reporting period	438	[1],[2],[5]	447	[1],[2],[3]	533	[3],[4]
Provision for Credit Losses excluding country risk	(24)	[5],[9],[10]	(83)	[9],[11],[12]	90
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	680	[1],[2],[3]	626	[3],[4]	532
Movements in financial assets including new business	194	[1],[2],[5]	294	[3],[4]	204
Transfers due to changes in creditworthiness	(128)	[1],[2],[5]	(150)	[3],[4]	(121)
Changes in models	(7)	[1],[2],[5]	(53)	[3],[4]	0
Financial assets that have been derecognized during the period	0	[1],[2],[5],[6]	0	[3],[4],[6],[7],[8]	0
Recovery of written off amounts	0	[1],[2],[5]	0	[3],[4]	0
Foreign exchange and other changes	(3)	[1],[2],[5]	(38)	[3],[4]	12
Balance, end of reporting period	736	[1],[2],[5]	680	[1],[2],[3]	626	[3],[4]
Provision for Credit Losses excluding country risk	59	[5],[9],[10]	92	[9],[11],[12]	82
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	3,960	[1],[2],[3]	3,656	[3],[4]	3,740
Movements in financial assets including new business	1,814	[1],[2],[5]	1,647	[3],[4]	887
Transfers due to changes in creditworthiness	0	[1],[2],[5]	(20)	[3],[4]	0
Changes in models	0	[1],[2],[5]	0	[3],[4]	0
Financial assets that have been derecognized during the period	(1,229)	[1],[2],[5],[6]	(1,145)	[3],[4],[6],[7],[8]	(1,014)
Recovery of written off amounts	157	[1],[2],[5]	93	[3],[4]	68
Foreign exchange and other changes	(290)	[1],[2],[5]	(271)	[3],[4]	(25)
Balance, end of reporting period	4,412	[1],[2],[5]	3,960	[1],[2],[3]	3,656	[3],[4]
Provision for Credit Losses excluding country risk	1,814	[5],[9],[10]	1,627	[9],[11],[12]	886
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	198	[1],[2],[3],[13]	180	[3],[4]	182
Movements in financial assets including new business	3	[1],[2],[5],[14]	32	[3],[4],[13],[15]	22
Changes in models	0	[1],[2],[5],[14],[16]	0	[3],[4],[13],[15]	0
Financial assets that have been derecognized during the period	0	[1],[2],[5],[6],[14]	(52)	[3],[4],[6],[7],[8],[13],[15]	(28)
Recovery of written off amounts	0	[1],[2],[5],[14],[16]	0	[3],[4],[13],[15]	3
Foreign exchange and other changes	11	[1],[2],[5],[14],[16]	38	[3],[4],[13],[15]	1
Balance, end of reporting period	213	[1],[2],[5],[14],[16]	198	[1],[2],[3],[13]	180	[3],[4]
Provision for Credit Losses excluding country risk	€ 3	[5],[9],[10],[14],[16]	€ 32	[9],[11],[12],[13],[15]	€ 22

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022
[6]	This position includes charge offs of allowance for credit losses
[7]	This position includes charge offs of allowance for credit losses
[8]	This position includes charge offs of allowance for credit losses
[9]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[10]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[11]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[12]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk
[13]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[14]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023
[15]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022
[16]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023